Income Taxes - Net Deferred Tax Assets Reflected in Consolidated Balance Sheets (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Deferred tax assets	$ 937	$ 1,250
Deferred tax liabilities	(84)	(334)
Net deferred tax assets	$ 853	$ 916